Stockholders’ Equity (Deficit) (Details) - Schedule of Warrants Outstanding - $ / shares		9 Months Ended		12 Months Ended
		Sep. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Class of Warrant or Right [Line Items]
Beginning balance, outstanding		51,465,978				5,813,804
Issued
Exercised (in Dollars per share)				$ (14,095,400)
Expired (in Dollars per share)
Ending balance, outstanding		51,465,978		51,465,978
2019 Public Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise Price (in Dollars per share)				$ 230	[1]	$ 230	[2]
Expiration Date				Jun. 19, 2024	[1]	Jun. 19, 2024	[2]
Beginning balance, outstanding	[2]	5,813,804	[1]			5,813,804
Issued	[1]
Exercised (in Dollars per share)			[1]		[2]
Expired (in Dollars per share)			[1]		[2]
Ending balance, outstanding	[1]	5,813,804		5,813,804	[2]
Common Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise Price (in Dollars per share)	[3]			$ 0.37
Expiration Date	[3]			Jun. 29, 2027
Beginning balance, outstanding	[3]	43,478,261
Issued	[3]
Exercised (in Dollars per share)	[3]
Expired (in Dollars per share)	[3]
Ending balance, outstanding	[3]	43,478,261		43,478,261
Underwriter Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise Price (in Dollars per share)				$ 0.37	[3]	$ 4.6	[4]
Expiration Date				Jun. 29, 2027	[3]	Jun. 29, 2027	[4]
Beginning balance, outstanding	[4]	2,173,913	[3]
Issued	[3]
Exercised (in Dollars per share)			[3]		[4]
Expired (in Dollars per share)			[3]		[4]
Ending balance, outstanding	[3]	2,173,913		2,173,913	[4]

[1]	The 2019 Public Warrants are exercisable for 290,690 shares of Common Stock at $230.00 per share or a ratio of 20 warrants for one share of Common Stock.
[2]	The 2019 Public Warrants are exercisable for 290,690 shares of Common Stock at $230.00 per share or a ratio of 20 warrants for one share of Common Stock.
[3]	In connection with the PIPE Investment, the exercise price of the Common Warrants and Underwriter Warrants was reduced from $0.88 per shares to $0.37 per share and are exercisable for a combined amount of 2,282,609 shares of Common Stock at $0.37 per share or a ratio of 20 warrants for one share of Common Stock.
[4]	The Common Warrants and Underwriter Warrants are exercisable for a combined amount of 2,282,609 shares of Common Stock at $4.60 per share or a ratio of 20 warrants for one share of Common Stock.